Taxation - Summary of Income Tax Credit (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Tax charge	£ (1,516)
UK corporation tax R&D credit		£ 2,822	£ 5,149
Other tax income			1,125
Tax credit for the year	£ (1,516)	£ 2,822	£ 6,274